Segment Disclosures - Summary of Total Assets by Segment (Detail) - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		$ 1,937,206,000	[1]	$ 1,895,640,725	[1],[2]	$ 1,947,217,387	[2]
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		1,802,103,000	[3]	1,798,511,000	[3]	1,820,922,309	[4]
Self Storage | Previously Reported [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[4]			1,798,510,325
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		58,244,000	[5]	41,761,259	[5],[6]	65,433,006	[6]
Corporate and Other
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		$ 76,859,000		$ 55,369,141		$ 60,862,072

[1]	Other than our investments in and advances to Managed REITs and investments in joint ventures, substantially all of our investments in real estate facilities and intangible assets as of September 30, 2024 and December 31, 2023, respectively, were associated with our self storage platform.
[2]	Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as of December 31, 2023 and 2022, respectively, were associated with our self storage platform.
[3]	Included in the assets of the Self Storage segment as of September 30, 2024 and December 31, 2023 was approximately $52.2 million of goodwill. Additionally, as of September 30, 2024 and December 31, 2023, there were no accumulated impairment charges to goodwill within the Self Storage segment.
[4]	Included in the assets of the Self Storage segment as of December 31, 2023 and 2022 were approximately $52.2 million of goodwill. Additionally, as of December 31, 2023 and 2022 there were no accumulated impairment charges to goodwill within the Self Storage segment.
[5]	Included in the assets of the Managed REIT Platform segment as of September 30, 2024 and December 31, 2023 was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the quarter ended March 31, 2020.
[6]	Included in the assets of the Managed REIT Platform segment as of December 31, 2023 and 2022, was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the year ended December 31, 2020.